CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Software licenses	$ 4,459	$ 2,437	$ 2,930
Services	8,443	9,687	8,948
Maintenance	4,421	4,249	3,748
Total revenues	17,323	16,373	15,626
Cost of revenues:
Software licenses	97	175	170
Services	6,408	5,813	5,417
Maintenance	479	496	353
Total cost of revenues	6,984	6,484	5,940
Gross profit	10,339	9,889	9,686
Operating expenses:
Research and development	3,177	3,481	2,918
Sales and marketing	5,223	5,052	4,398
General and administrative	3,058	2,998	3,107
Total operating expenses	11,458	11,531	10,423
Operating loss	(1,119)	(1,642)	(737)
Financial income (expense), net	(38)	1,941	473
Income (loss) before taxes	(1,157)	299	(264)
Income tax expenses (benefit)	84	967	(382)
Net income (loss)	$ (1,241)	$ (668)	$ 118
Basic net earnings (loss) per share	$ (0.30)	$ (0.16)	$ 0.03
Diluted net earnings (loss) per share	$ (0.30)	$ (0.16)	$ 0.03
Weighted average number of shares used in computing basic net earnings (loss) per share	4,166,433	4,159,576	4,159,134
Weighted average number of shares used in computing diluted net earnings (loss) per share	4,166,433	4,159,576	4,166,033